Note 4 - Advances for Vessels Under Construction	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Advances for Vessels Under Construction [Text Block]
4.	Advances for vessels under construction

On October 14, 2024, the Company signed two contracts for the construction of two 63,500 DWT eco-design fuel efficient ultramax bulk carriers. The vessels will be built at Nantong Xiangyu Shipbuilding in China. The two newbuildings are scheduled to be delivered during the second and third quarter of 2027. The total contracted consideration for the construction of the two vessels is approximately $71.8 million and will be financed with a combination of debt and equity. During the years ended December 31, 2024 and 2025, the Company paid $7.2 million and $7.2 million, respectively, related to shipyard installments as well as other costs related to the construction of these two vessels. See Note 10 for the outstanding commitments to the shipyard.

The amounts in the accompanying consolidated balance sheets are as follows:

Costs
Balance, January 1, 2024	-
Advances for vessels under construction	7,188,614
Balance, December 31, 2024	7,188,614
Advances for vessels under construction	7,183,182
Other costs capitalized related to the construction	14,764
Balance, December 31, 2025	14,386,560